INVESTMENTS - Investments in associates and joint ventures (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Investments
Company Participation in equity	R$ 132,625	R$ 140,934
Company Participation in the income of the period	(2,952)	5,569
Associates
Investments
Company Participation in equity	86,997	108,406
Company Participation in the income of the period	R$ (16,052)	(541)
Ensyn Corporation
Investments
Participation equity in associate (as a percent)	25.30%
Company Participation in equity	R$ 2,995	21,437
Company Participation in the income of the period	R$ (13,086)
Spinnova Oy
Investments
Participation equity in associate (as a percent)	24.06%
Company Participation in equity	R$ 84,002	86,969
Company Participation in the income of the period	(2,966)	(541)
Joint ventures
Investments
Company Participation in equity	45,628	32,528
Company Participation in the income of the period	13,100	6,110
Ibema Companhia Brasileira de Papel
Investments
Company Participation in equity	40,139	28,487
Company Participation in the income of the period	11,651	6,175
F&E Technologies LLC
Investments
Company Participation in equity	5,489	4,041
Company Participation in the income of the period	R$ 1,449	R$ (65)